OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income - Operating Income (Loss) [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	£ 1,247	£ 1,341	£ 1,344
Rental income from investment properties (note 22)			1
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets) (note 36)	196	268	464
Share of results of joint ventures and associates		5	2
Other income	1,249	929	642
Total other operating income	£ 2,692	£ 2,543	£ 2,453